Expense Example - FidelityStrategicRealReturnFund-ClassK6PRO - FidelityStrategicRealReturnFund-ClassK6PRO - Fidelity Strategic Real Return Fund - Fidelity Strategic Real Return Fund - Class K6	Nov. 29, 2022 USD ($)
Expense Example:
1 year	$ 52
3 years	191
5 years	348
10 years	$ 803